DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Assets, Noncurrent	¥ 4,658,540		¥ 4,014,958	$ 713,953
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	480,290		622,584	73,608
Impairment loss on deposit assets	8,500		62,400	$ 1,303	¥ 0
Write off for gross amount of deposits and allowance	93,260	$ 14,293	0
Assets, Noncurrent	0		0
Debt Instrument, Face Amount	¥ 0		¥ 0